OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Prepayments for materials	10,104	7,509
Prepayments for R&D	98	110
Prepayments for utilities	574	571
Other prepayments	343	341
Deductible value-added tax input	627	207
Other receivables	1,715	1,662
Subtotal	13,461	10,400
Less: allowance for bad debts	(433)	(449)
Net balance	13,028	9,951